Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table ("SCT") Total for CEO Ratigan	SCT Total for CEO Peterman	SCT Total for CEO Porcelain	SCT Total for CEO Kornberg	Compensation Actually Paid ("CAP") to CEO Ratigan(b)(c)	CAP to CEO Peterman (b)(c)	CAP to CEO Porcelain (b)(c)	CAP to CEO Kornberg (b)(c)	Average SCT Total for Non- CEO NEOs	Average CAP to Non-CEO NEOs (b)(c)	Year-End Value of $100 Invested on 7/31/20		Net Income ($mm)	Adj. EBITDA ($mm) (d)
											Comtech (CMTL) TSR	Nasdaq Telecom Index (IXTC) TSR
2024	$678,166	$4,528,081	n/a	n/a	$730,310	($844,512)	n/a	n/a	$1,103,510	$501,973	$21.01	$95.18	($100)	$46
2023	n/a	$5,018,836	$3,786,190	n/a	n/a	$4,431,786	$4,262,568	n/a	$1,096,183	$1,022,529	$65.89	$94.11	($27)	$54
2022	n/a	n/a	$3,406,465	$8,515,624	n/a	n/a	$995,127	$9,690,691	$614,731	$378,243	$74.06	$89.82	($33)	$39
2021	n/a	n/a	n/a	$3,886,838	n/a	n/a	n/a	$5,529,922	$1,057,737	$1,424,421	$155.01	$123.56	($73)	$77

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Each executive that has served the Company as CEO during the last four fiscal years is displayed individually in the table above. John Ratigan has served as our CEO since March 13, 2024, following Ken Peterman who served as our CEO from August 10, 2022 to March 12, 2024, preceded by Michael Porcelain, who served as CEO from December 31, 2021, to August 9, 2022, and Fred Kornberg, who served as our CEO from 1976 until December 31, 2021. While Mr. Porcelain served as a non-CEO NEO in FY2021 as a CEO, his individual compensation amounts are not incorporated into the table above for FY2021 since he did not hold the position of CEO during that fiscal year. The amounts for “Average SCT Total for Non-CEO NEOs” and the “Average CAP to Non-CEO NEOs” for fiscal year 2023 were revised from the corresponding amounts reported in the prior year’s proxy statement, which were revised slightly to align with the final disclosed SCT figures. Average Non-CEO NEOs for each year include:
-FY2024: Michael Bondi, Maria Hedden, Don Walther, Jeffery Robertson
-FY2023: Michael Bondi, Maria Hedden, Don Walther, Nancy Stallone
-FY2022: Michael Bondi, Maria Hedden, Nancy Stallone, Yelena Simonyuk
-FY2021: Michael Bondi, Nancy Stallone, Yelena Simonyuk, Michael Porcelain

Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate Compensation Actually Paid (“CAP”) include:

CAP Reconciliation for Mr. Ratigan	FY2024	FY2023	FY2022	FY2021
Summary Compensation Table (SCT) Total for Mr. Ratigan	$678,166	n/a	n/a	n/a
- Grant date values in SCT	($252,500)	n/a	n/a	n/a
+ Year-end fair value of unvested awards granted in the current year	$252,143	n/a	n/a	n/a
± Change in fair value of unvested awards granted in prior years	n/a	n/a	n/a	n/a
+ Fair values at vest date for awards granted and vested in current year	$52,501	n/a	n/a	n/a
± Change in fair value of prior-year equity awards vested in current year	n/a	n/a	n/a	n/a
± Forfeitures during current year equal to prior year-end fair value	n/a	n/a	n/a	n/a
Compensation Actually Paid for Mr. Ratigan	$730,310	n/a	n/a	n/a

CAP Reconciliation for Mr. Peterman	FY2024	FY2023	FY2022	FY2021
Summary Compensation Table (SCT) Total for Mr. Peterman	$4,528,081	$5,018,836	n/a	n/a
- Grant date values in SCT	($3,964,874)	($3,307,270)	n/a	n/a
+ Year-end fair value of unvested awards granted in the current year	n/a	$1,407,719	n/a	n/a
± Change in fair value of unvested awards granted in prior years	n/a	n/a	n/a	n/a
+ Fair values at vest date for awards granted and vested in current year	n/a	$1,312,501	n/a	n/a
± Change in fair value of prior-year equity awards vested in current year	n/a	n/a	n/a	n/a
± Forfeitures during current year equal to prior year-end fair value	($1,407,719)	n/a	n/a	n/a
Compensation Actually Paid for Mr. Peterman	($844,512)	$4,431,786	n/a	n/a

CAP Reconciliation for Mr. Porcelain	FY2024	FY2023	FY2022	FY2021
Summary Compensation Table (SCT) Total for Mr. Porcelain	n/a	$3,786,190	$3,406,465	n/a
- Grant date values in SCT	n/a	n/a	($1,795,656)	n/a
+ Year-end fair value of unvested awards granted in the current year	n/a	n/a	$839,638	n/a
± Change in fair value of unvested awards granted in prior years	n/a	n/a	($1,047,111)	n/a
+ Fair values at vest date for awards granted and vested in current year	n/a	n/a	n/a	n/a
± Change in fair value of prior-year equity awards vested in current year	n/a	$476,378	($408,209)	n/a
± Change in fair value of prior-year equity awards vested in current year	n/a	n/a	n/a	n/a
Compensation Actually Paid for Mr. Porcelain	n/a	$4,262,568	$995,127	n/a

CAP Reconciliation for Mr. Kornberg	FY2024	FY2023	FY2022	FY2021
Summary Compensation Table (SCT) Total for Mr. Kornberg	n/a	n/a	$8,515,624	$3,886,838
- Grant date values in SCT	n/a	n/a	($2,581,455)	($1,260,008)
+ Year-end fair value of unvested awards granted in the current year	n/a	n/a	$256,967	$1,901,342
± Change in fair value of unvested awards granted in prior years	n/a	n/a	n/a	$862,964
+ Fair values at vest date for awards granted and vested in current year	n/a	n/a	$2,274,197	n/a
± Change in fair value of prior-year equity awards vested in current year	n/a	n/a	$1,225,358	$138,786
± Change in fair value of prior-year equity awards vested in current year	n/a	n/a	n/a	n/a
Compensation Actually Paid for Mr. Kornberg	n/a	n/a	$9,690,691	$5,529,922

Non-PEO NEO Average Total Compensation Amount	$ 1,103,510	$ 1,096,183	$ 614,731	$ 1,057,737
Non-PEO NEO Average Compensation Actually Paid Amount	$ 501,973	1,022,529	378,243	1,424,421
Adjustment to Non-PEO NEO Compensation Footnote

CAP Reconciliation for Non-CEO NEOs	FY2024	FY2023	FY2022	FY2021
Average Summary Compensation Table (SCT) Total for Non-CEO NEOs	$1,103,510	$1,096,183	$614,731	$1,057,737
- Grant date values in SCT	($666,007)	($648,981)	($269,328)	($307,371)
+ Year-end fair value of unvested awards granted in the current year	$249,454	$274,517	$143,857	$463,820
± Change in fair value of unvested awards granted in prior years	($224,196)	($16,405)	($103,433)	$183,728
+ Fair values at vest date for awards granted and vested in current year	$66,252	$338,728	$27,731	n/a
± Change in fair value of prior-year equity awards vested in current year	($27,040)	($21,513)	($35,315)	$26,507
± Change in fair value of prior-year equity awards vested in current year	n/a	n/a	n/a	n/a
Average Compensation Actually Paid for Non-CEO NEOs	$501,973	$1,022,529	$378,243	$1,424,421

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Adjusted EBITDA
Revenue
Relative TSR vs. S&P 600 Index
Pre-Tax Profit
Free Cash Flow

Total Shareholder Return Amount	$ 21.01	65.89	74.06	155.01
Peer Group Total Shareholder Return Amount	95.18	94.11	89.82	123.56
Net Income (Loss)	$ (100,000,000)	$ (27,000,000)	$ (33,000,000)	$ (73,000,000)
Company Selected Measure Amount	46,000,000	54,000,000	39,000,000	77,000,000
Additional 402(v) Disclosure	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
-Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/fiscal year end date.
-Strike price is based on each grant date closing price and asset price is based on each vest/fiscal year end closing price.
-Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/fiscal year end date.
-Historical volatility is based on daily price history for each expected life (years) prior to each vest/fiscal year end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
-Represents annual dividend yield on each vest/fiscal year end date.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a Non-GAAP measure that represents earnings (loss) before interest, income taxes, depreciation expense, amortization of intangibles, amortization of stock-based compensation, amortization of cost to fulfill assets, restructuring costs, strategic emerging technology costs (for next-generation satellite technology), change in fair value of warrants and derivatives, write-off of deferred financing costs, CEO transition costs, impairment of long-lived assets, including goodwill, loss on business divestiture and, in the past, acquisition plan expenses, change in fair value of convertible preferred stock purchase option liability, COVID-19 related costs, facility exit costs, proxy solicitation costs and strategic alternatives analysis expenses and other. Although closely aligned, our definition of Adjusted EBITDA is different than EBITDA (as such term is defined in our Credit Facility) utilized for financial covenant calculations and also may differ from the definition of EBITDA or Adjusted EBITDA used by other companies and therefore may not be comparable to similarly titled measures used by other companies. Adjusted EBITDA is also a measure frequently requested by our investors and analysts. We believe that investors and analysts may use Adjusted EBITDA, along with other information contained in our SEC filings, including GAAP measures, in assessing our performance and comparability of our results with other companies. Our Non-GAAP measures reflect the GAAP measures as reported, adjusted for certain items as described herein and also excludes the effects of our outstanding convertible preferred stock.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR vs. S&P 600 Index
Measure:: 4
Pay vs Performance Disclosure
Name	Pre-Tax Profit
Measure:: 5
Pay vs Performance Disclosure
Name	Free Cash Flow
Ratigan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 678,166
PEO Actually Paid Compensation Amount	$ 730,310
PEO Name	John Ratigan
Peterman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,528,081	$ 5,018,836
PEO Actually Paid Compensation Amount	$ (844,512)	$ 4,431,786
PEO Name	Ken Peterman	Ken Peterman
Porcelain [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 3,786,190	$ 3,406,465
PEO Actually Paid Compensation Amount		$ 4,262,568	$ 995,127
PEO Name		Michael Porcelain	Michael Porcelain
Kornberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,515,624	$ 3,886,838
PEO Actually Paid Compensation Amount			$ 9,690,691	$ 5,529,922
PEO Name			Fred Kornberg	Fred Kornberg
PEO | Ratigan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (252,500)
PEO | Ratigan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	252,143
PEO | Ratigan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,501
PEO | Peterman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,964,874)	$ (3,307,270)
PEO | Peterman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,407,719
PEO | Peterman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,312,501
PEO | Peterman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,407,719)
PEO | Porcelain [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,795,656)
PEO | Porcelain [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			839,638
PEO | Porcelain [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,047,111)
PEO | Porcelain [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		476,378	(408,209)
PEO | Kornberg [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,581,455)	$ (1,260,008)
PEO | Kornberg [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			256,967	1,901,342
PEO | Kornberg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				862,964
PEO | Kornberg [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,274,197
PEO | Kornberg [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,225,358	138,786
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(666,007)	(648,981)	(269,328)	(307,371)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	249,454	274,517	143,857	463,820
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(224,196)	(16,405)	(103,433)	183,728
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,252	338,728	27,731
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (27,040)	$ (21,513)	$ (35,315)	$ 26,507